Notes Related to the Consolidated Statements of Financial Position - Schedule of Right of Use (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	€ 10,009	€ 0
Ending balance	8,228	10,009
GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	12,389	0
First application of IFRS 16		7,444
Increase	99	4,121
Decrease	(14)	(375)
FX rate impact	(483)	107
Reclassification	0	1,092
Ending balance	11,991	12,389
ACCUMULATED DEPRECIATION
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	(2,380)	0
Decrease	10	36
FX rate impact	125	3
Reclassification	0	(1,053)
Increase	(1,518)	(1,366)
Ending balance	(3,763)	(2,380)
Buildings
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	9,952	0
Ending balance	8,197	9,952
Buildings | GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	11,237	0
First application of IFRS 16		7,397
Increase	92	4,088
Decrease	0	(355)
FX rate impact	(483)	107
Reclassification		0
Ending balance	10,846	11,237
Buildings | ACCUMULATED DEPRECIATION
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	(1,285)	0
Decrease	0	16
FX rate impact	125	3
Reclassification	0	0
Increase	(1,489)	(1,304)
Ending balance	(2,649)	(1,285)
Plant, equipment and tooling
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	0	0
Ending balance	0	0
Plant, equipment and tooling | GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	954	0
First application of IFRS 16		0
Increase	0	0
Decrease	0	(20)
FX rate impact	0	0
Reclassification	0	974
Ending balance	954	954
Plant, equipment and tooling | ACCUMULATED DEPRECIATION
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	(954)	0
Decrease	0	20
FX rate impact	0	0
Reclassification	0	(974)
Increase	0	0
Ending balance	(954)	(954)
Transport equipment
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	57	0
Ending balance	31	57
Transport equipment | GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	80	0
First application of IFRS 16		47
Increase	7	33
Decrease	(14)	0
FX rate impact	0	0
Reclassification	0	0
Ending balance	73	80
Transport equipment | ACCUMULATED DEPRECIATION
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	(23)	0
Decrease	10	0
FX rate impact	0	0
Reclassification	0	0
Increase	(29)	(23)
Ending balance	(42)	(23)
Office equipment and computers
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	0	0
Ending balance	0	0
Office equipment and computers | GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	118	0
First application of IFRS 16		0
Increase	0	0
Decrease	0	0
FX rate impact	0	0
Reclassification	0	118
Ending balance	118	118
Office equipment and computers | ACCUMULATED DEPRECIATION
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	(118)	0
Decrease	0	0
FX rate impact	0	0
Reclassification	0	(79)
Increase	0	(39)
Ending balance	€ (118)	€ (118)